Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.1%)
AT&T, Inc.	774,500	24,288
Verizon Communications, Inc.	462,600	27,354

Total		51,642

Consumer Discretionary (6.6%)
Dollar Tree, Inc. *	284,600	29,894
Lowe’s Companies, Inc.	243,500	26,656

Total		56,550

Consumer Staples (8.4%)
Archer-Daniels-Midland Co.	542,300	23,389
CVS Health Corp.	346,200	18,671
Mondelez International, Inc.	600,200	29,962

Total		72,022

Energy (10.8%)
ConocoPhillips	373,900	24,954
Halliburton Co.	732,500	21,462
Marathon Oil Corp.	1,429,145	23,881
Occidental Petroleum Corp.	331,100	21,919

Total		92,216

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials (14.7%)
The Allstate Corp.	270,300	25,457
American International Group, Inc.	546,000	23,511
The Bank of New York Mellon Corp.	489,500	24,685
BB&T Corp.	493,500	22,963
Marsh & McLennan Cos., Inc.	301,900	28,348

Total		124,964

Health Care (20.7%)
Abbott Laboratories	366,600	29,306
Cardinal Health, Inc.	479,100	23,069
Cigna Corp.	123,803	19,910
Johnson & Johnson	182,300	25,484
Merck & Co., Inc.	358,200	29,791
Pfizer, Inc.	616,900	26,200
Quest Diagnostics, Inc.	255,000	22,929

Total		176,689

Industrials (9.3%)
Northrop Grumman Corp.	86,500	23,321
Raytheon Co.	146,800	26,729
Waste Management, Inc.	283,600	29,469

Total		79,519

Information Technology (13.2%)
Broadcom, Inc.	91,400	27,485
Cisco Systems, Inc.	568,800	30,709
Intel Corp.	493,000	26,474
Oracle Corp.	526,600	28,284

Total		112,952

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Materials (2.6%)
DowDuPont, Inc.	414,267	22,085

Total		22,085

Real Estate (3.3%)
Equity Residential	377,195	28,410

Total		28,410

Utilities (3.1%)
Edison International	421,500	26,099

Total		26,099

Total Common Stocks (Cost: $610,738)		843,148

Short-Term Investments (1.1%)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390% #	9,055,769	9,056

Total		9,056

Total Short-Term Investments (Cost: $9,056)		9,056

Total Investments (99.9%) (Cost: $619,794)@		852,204

Other Assets, Less Liabilities (0.1%)		942

Net Assets (100.0%)		853,146

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $619,794 and the net unrealized appreciation of investments based on that cost was $232,410 which is comprised of $260,964 aggregate gross unrealized appreciation and $28,554 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$843,148	$—	$—
Short-Term Investments	9,056	—	—

Total Assets:	$852,204	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand